CHANGES IN SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES
Summary of impact of the transition to IFRS 16

	As at December 31, 2018	IFRS 16 Adjustments	As at January 1, 2019
Property, plant and equipment	$5,519.1	$42.9	$5,562.0
Current portion of lease liabilities (a)	$—	$7.3	$7.3
Long-term lease liabilities	$—	$35.6	$35.6

(a)	Current portion of lease liabilities is included in other current liabilities on the consolidated balance sheet. See Note 7ix.

Summary of operating lease commitments to the lease liabilities

Operating lease commitments as at December 31, 2018	$70.3
Discounted as at January 1, 2019 (a)	$53.7
IFRS 16 recognition exemption for short-term leases	(4.3)
Leases with extension options reasonably certain to be exercised	2.1
Leases with variable lease payments	(15.2)
Other adjusting items	6.6
Total lease liabilities recognized as at January 1, 2019	$42.9

(a)The weighted-average incremental borrowing rate applied to the measurement of lease liabilities as at January 1, 2019 was 7.04%.

Summary of lease payments that have been expensed

The following table summarizes such lease payments that have been expensed for the year ended December 31, 2019:

Leases with a term of 12 months or less	$23.7
Leases of assets with underlying value, when new, of $5,000 or less	0.4
Leases with variable lease payments	23.3
$47.4

Summary of total undiscounted lease liability maturities

		2020	2021-2024	2025+
	Total	Within 1 year	1 to 5 years	More than 5 years
Lease liabilities	$65.4	$16.0	$31.7	$17.7